Reinsurance and Indemnification - Sanders and New Jersey Reinsurance Agreement (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) contract reinstatement
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
Sanders Re 2014-2 contract
Ceded Credit Risk [Line Items]
Limit of aggregate losses under aggregate excess agreement	200
Retention amount for catastrophe reinsurance agreement contracts	$ 20
Term of catastrophe reinsurance agreement contract	3 years
New Jersey Agreement
Ceded Credit Risk [Line Items]
Limit of aggregate losses under aggregate excess agreement	$ 400
Contracts number | contract	2
New Jersey Agreement Contract One
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 139
Retention percentage of reinsurance limit	31.67%
Number of reinstatements each year for each contract | reinstatement	1
New Jersey Agreement Contract Two
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 142
Retention percentage of reinsurance limit	31.67%
Number of reinstatements each year for each contract | reinstatement	1
New Jersey Agreement Contract Three
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 150
Retention percentage of reinsurance limit	31.66%
Number of reinstatements each year for each contract | reinstatement	1